Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 31,875	$ 86,939
Accounts and notes receivable, net of allowance of $1,082 and $571 as of December 31, 2014 and December 31, 2013, respectively	80,321	58,274
Inventory, net	5,971	5,302
Restricted cash	20,427	14,896
Current portion of deferred tax asset, net	24,303	21,202
Prepaid expenses, deferred costs, and other current assets	34,508	20,159
Total current assets	197,405	206,772
Property and equipment, net	335,795	270,966
Intangible assets, net	177,540	155,276
Goodwill	511,963	404,491
Deferred tax asset, net	10,487	9,680
Prepaid expenses, deferred costs, and other noncurrent assets	22,600	9,018
Total assets	1,255,790	1,056,203
Current liabilities:
Current portion of long-term debt	35	1,289
Current portion of other long-term liabilities	34,937	35,597
Accounts payable	35,984	38,981
Accrued liabilities	179,966	137,776
Current portion of deferred tax liability, net		1,152
Total current liabilities	250,922	214,795
Long-term liabilities:
Long-term debt	612,662	489,225
Asset retirement obligation	52,039	60,665
Deferred tax liability, net	15,916	5,668
Other long-term liabilities	37,716	38,736
Total liabilities	969,255	809,089
Commitments and contingencies
Stockholders' equity:
Common stock, $0.0001 par value; 125,000,000 shares authorized; 51,596,360 and 51,207,849 shares issued as of December 31, 2014 and December 31, 2013, respectively; 44,562,122 and 44,375,952 shares outstanding as of December 31, 2014 and December 31, 2013, respectively	5	5
Additional paid-in capital	352,166	330,862
Accumulated other comprehensive loss, net	(83,007)	(72,954)
Retained earnings	118,817	81,677
Treasury stock; 7,034,238 and 6,831,897 shares at cost as of December 31, 2014 and December 31, 2013, respectively	(97,835)	(90,679)
Total parent stockholders' equity	290,146	248,911
Noncontrolling interests	(3,611)	(1,797)
Total stockholders' equity	286,535	247,114
Total liabilities and stockholders' equity	$ 1,255,790	$ 1,056,203